Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative	$ 634,894	$ 382,269	$ 1,360,614	$ 1,158,045	$ 3,402,952	$ 3,528,434
Franchise tax	4,800	5,300	10,000	30,796	18,596	141,257
Total operating expenses	639,694	387,569	1,370,614	1,188,841	3,421,548	3,669,691
OTHER INCOME (EXPENSE)
Interest income on investments held in Trust Account	38,380	194,074	76,895	512,940	850,641	6,009,585
Finance costs – discount on debt issuance	(96,472)		(171,316)	(59,940)	(78,039)	(179,819)
Total other (expense) income, net	(58,092)	194,074	(94,421)	453,000	772,602	5,829,766
LOSS BEFORE PROVISION FOR INCOME TAXES	(697,786)	(193,495)	(1,465,035)	(735,841)	(2,648,946)	2,160,075
Provision for income taxes	(1,420)	(41,923)	(2,829)	(101,104)		(820,571)
NET LOSS	$ (699,206)	$ (235,418)	$ (1,467,864)	$ (836,945)	$ (2,648,946)	$ 1,339,504
Class A Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)	10,145,156	11,122,781	10,145,156	11,479,844	11,243,598	18,239,497
Basic net (loss) income per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.24)	$ 0.06
Diluted net (loss) income per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.24)	$ 0.06
Class B Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)						4,172,236
Basic net (loss) income per share (in Dollars per share)						$ 0.06
Diluted net (loss) income per share (in Dollars per share)						$ 0.06